Share capital - Changes in options (Details) - Stock options	9 Months Ended
Sep. 30, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options outstanding, beginning | shares	12,908,315
Number of options, Options granted | shares	1,495,000
Number of options, Options exercised | shares	(160,171)
Number of options, Options expired and forfeited | shares	(762,706)
Number of options, Options cancelled | shares	(105,000)
Number of options outstanding, ending | shares	13,375,438
Weighted average exercise price, Options outstanding, beginning | $ / shares	$ 2.07
Weighted average exercise price, Options granted | $ / shares	4.51
Weighted average exercise price, Options exercised | $ / shares	0.60
Weighted average exercise price, Options expired and forfeited | $ / shares	2.10
Weighted average exercise price, Options cancelled | $ / shares	8.45
Weighted average exercise price, Options outstanding, ending | $ / shares	$ 2.18